CAPITAL STOCK - Narrative (Details) Rp / shares in Units, $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2023 IDR (Rp) Rp / shares shares	Dec. 31, 2023 USD ($) Rp / shares shares	Dec. 31, 2022 IDR (Rp) Rp / shares shares	Dec. 31, 2021 IDR (Rp) Rp / shares
Disclosure of classes of share capital [line items]
Cash dividend | Rp	Rp 16,603		Rp 14,856	Rp 12,482
Cash dividend (per share) | Rp / shares	167.59	167.59	149.97	126.01
Special cash dividend | Rp				Rp 4,161
Special cash dividend (per share) | Rp / shares				Rp 42.00
Cash dividends paid to non-controlling interests of subsidiaries	Rp 9,803	$ 637	Rp 10,103	Rp 13,242
Number of ADS listed on NYSE	39,734,520	39,734,520
Capital stock
Disclosure of classes of share capital [line items]
Number of shares outstanding	99,062,216,600		99,062,216,600
Series A Dwiwarna Share | Capital stock
Disclosure of classes of share capital [line items]
Authorized capital stock	1
Par value per share | Rp / shares	Rp 50
Number of shares outstanding	1
Series B shares
Disclosure of classes of share capital [line items]
Number of shares per American Depository Shares	100	100
Number of equivalent shares listed on the NYSE	3,973,451,980	3,973,451,980
Series B shares | Capital stock
Disclosure of classes of share capital [line items]
Authorized capital stock	389,999,999,999
Par value per share | Rp / shares	Rp 50
Number of shares outstanding	99,062,216,559